Shareholders' equity - Issued Narrative (Details)	12 Months Ended
Mar. 28, 2021 vote
Multiple voting shares
Disclosure of classes of share capital [line items]
Number of votes per share	10
Conversion ratio of multiple voting shares to subordinate shares	1
Percentage beneficial ownership when shares will automatically be converted (less than)	15.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of votes per share	1